Restatement	12 Months Ended
Dec. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Restatement

Note 3. Restatement

The Company has determined that a restatement of the December 31, 2022 consolidated financial statements is appropriate in order to correct certain errors in the reporting of interest expense on the related party note. In previously issued consolidated financial statements, there was no interest expense recorded. Interest expense has been corrected and restated from $0 to $462,000.